DELAWARE GROUP INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Strategic Income Fund

Supplement to the Fund's
Statement of Additional Information
dated September 30, 2002

From September 30, 2002 through November 18, 2002, the following information supplements the Fund's Statement of Additional Information.

The Fund's Board of Trustees approved changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Those sales charges are included in the Fund's current Statement of Additional Information dated September 30, 2002. Because those sales charges are not yet effective, the current sales charges, and the relevant performance and fee information reflecting such sales charges, are provided in this supplement for your information until November 18, 2002. Please carefully review both sets of sales charges with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002

Until November 18, 2002, the Class A sales charge schedule will continue to be: 4.75% for purchase amounts less than $100,000; 3.75% for purchase amounts from $100,000 to $249,999; 2.50% for purchase amounts from $250,000 to $499,999; 2.00% for purchase amounts from $500,000 to $999,999; and no sales charge on purchases of $1 million or more. The current Class B contingent deferred sales charge (CDSC) is 4.00% during the first and second years, 3.00% during the third and fourth years, 2.00% during the fifth year, 1.00% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will continue to be $250,000. The Class C CDSC and purchase amount are not affected.

Until November 18, 2002, the old sales charge schedules for Class A shares and Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on page 24; "Purchasing Shares" on pages 35 and 36; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 45; and "Redemption and Exchange" on page 57.

The following average annual total return table, yield information, and cumulative total return table replace the similar tables and information on pages 26, 29 and 30. Past performance is not a guarantee of future results:

AVERAGE ANNUAL TOTAL RETURN
Delaware Corporate Bond Fund[2] (Inception for all Classes 9/15/98)	1 year ended 7/31/02	5 year ended 7/31/02	10 year ended 7/31/02	Lifetime through 7/31/02
Class A at offer before taxes	-0.61%	N/A	N/A	3.85%
Class A at offer after taxes on distributions	-3.18%	N/A	N/A	1.26%
Class A at offer after taxes on distributions and sale of fund shares	-0.40%	N/A	N/A	1.78%
Class A at NAV before taxes	4.02%	N/A	N/A	5.09%
Class B including CDSC before taxes	-0.64%	N/A	N/A	4.02%
Class B including CDSC after taxes on distributions	-3.02%	N/A	N/A	1.38%
Class B including CDSC after taxes on distributions and sale of fund shares	-0.41%	N/A	N/A	2.06%
Class B excluding CDSC before taxes	3.25%	N/A	N/A	4.35%
Class C including CDSC before taxes	2.27%	N/A	N/A	4.35%
Class C including CDSC after taxes on distributions	-0.11%	N/A	N/A	2.08%
Class C including CDSC after taxes on distributions and sale of fund shares	1.37%	N/A	N/A	2.33%
Class C excluding CDSC before taxes	3.24%	N/A	N/A	4.35%
Institutional Class before taxes	4.29%	N/A	N/A	5.36%
Institutional Class after taxes on distributions	1.48%	N/A	N/A	2.68%
Institutional Class after taxes on distributions and sale of fund shares	2.60%	N/A	N/A	2.93%

Delaware Delchester Fund	1 year ended 7/31/02	5 year ended 7/31/02	10 year ended 7/31/02	Lifetime through 7/31/02
Class A at offer before taxes (Inception 8/20/70) [1]	-12.17%	-8.78%	0.12%	N/A
Class A at offer after taxes on distributions (Inception 8/20/70) [1]	-15.64%	-12.44%	3.87%	N/A
Class A at offer after taxes on distributions and sale of fund shares (Inception 8/20/70) [1]	-7.34%	-7.92%	-1.36%	N/A
Class A at NAV before taxes (Inception 8/20/70)[1]	-7.94%	-7.93%	0.58%	N/A
Class B including CDSC before taxes (Inception 5/2/94)	-11.61%	-8.72%	N/A	-1.98%
Class B including CDSC after taxes on distributions (Inception 5/2/94)	-14.98%	-12.16%	N/A	5.61%
Class B including CDSC after taxes on distributions and sale of fund shares (Inception 5/2/94)	-7.00%	-7.79%	N/A	-2.80%
Class B excluding CDSC before taxes (Inception 5/2/94)	-8.28%	-8.55%	N/A	-1.98%
Class C including CDSC before taxes (Inception 11/29/95)	-9.12%	-8.56%	N/A	-3.57%
Class C including CDSC after taxes on distributions (Inception 11/29/95)	-12.48%	-11.96%	N/A	-7.09%
Class C including CDSC after taxes on distributions and sale of fund shares (Inception 11/29/95)	-5.47%	-7.66%	N/A	-3.95%
Class C excluding CDSC before taxes (Inception 11/29/95)	-8.28%	-8.56%	N/A	-3.57%
Institutional Class before taxes (Inception 6/1/92)	-7.69%	-7.69%	0.83%	N/A
Institutional Class after taxes on distributions (Inception 6/1/92)	-11.43%	-11.48%	-3.28%	N/A
Institutional Class after taxes on distributions and sale of fund shares (Inception 6/1/92)	-4.58%	-7.19%	-0.86%	N/A

Delaware Extended Duration Bond Fund[2] (Inception for all Classes 9/15/98)	1 year ended 7/31/02	5 year ended 7/31/02	10 year ended 7/31/02	Lifetime through 7/31/02
Class A at offer before taxes	-1.52%	N/A	N/A	3.27%
Class A at offer after taxes on distributions	-4.22%	N/A	N/A	0.62%
Class A at offer after taxes on distributions and sale of fund shares	-0.95%	N/A	N/A	1.26%
Class A at NAV before taxes	3.16%	N/A	N/A	4.50%
Class B including CDSC before taxes	-1.47%	N/A	N/A	3.41%
Class B including CDSC after taxes on distributions	-3.98%	N/A	N/A	1.03%
Class B including CDSC after taxes on distributions and sale of fund shares	-0.91%	N/A	N/A	1.52%
Class B excluding CDSC before taxes	2.37%	N/A	N/A	3.73%
Class C including CDSC before taxes	1.41%	N/A	N/A	3.77%
Class C including CDSC after taxes on distributions	-1.10%	N/A	N/A	1.39%
Class C including CDSC after taxes on distributions and sale of fund shares	0.86%	N/A	N/A	1.81%
Class C excluding CDSC before taxes	2.37%	N/A	N/A	3.77%
Institutional Class before taxes	3.43%	N/A	N/A	4.76%
Institutional Class after taxes on distributions	0.49%	N/A	N/A	1.98%
Institutional Class after taxes on distributions and sale of fund shares	2.09%	N/A	N/A	2.39%

Delaware High-Yield Opportunities Fund[2]	1 year ended 7/31/02	5 year ended 7/31/02	10 year ended 7/31/02	Lifetime through 7/31/02
Class A at offer before taxes (Inception 12/30/96)	-8.29%	-1.12%	N/A	0.83%
Class A at offer after taxes on distributions (Inception 12/30/96)	-11.85%	-5.20%	N/A	-3.09%
Class A at offer after taxes on distributions and sale of fund shares (Inception 12/30/96)	-5.00%	-2.66%	N/A	-1.06%
Class A at NAV before taxes (Inception 12/30/96)	-3.87%	-0.20%	N/A	1.67%
Class B including CDSC before taxes (Inception 2/17/98)	-8.26%	N/A	N/A	-3.52%
Class B including CDSC after taxes on distributions (Inception 2/17/98)	-11.70%	N/A	N/A	-6.81%
Class B including CDSC after taxes on distributions and sale of fund shares (Inception 2/17/98)	-4.98%	N/A	N/A	-4.16%
Class B excluding CDSC before taxes (Inception 2/17/98)	-4.80%	N/A	N/A	-3.30%
Class C including CDSC before taxes (Inception 2/17/98)	-5.66%	N/A	N/A	-3.30%
Class C including CDSC after taxes on distributions (Inception 2/17/98)	-9.10%	N/A	N/A	-6.56%
Class C including CDSC after taxes on distributions and sale of fund shares (Inception 2/17/98)	-3.38%	N/A	N/A	-3.98%
Class C excluding CDSC before taxes (Inception 2/17/98)	-4.80%	N/A	N/A	-3.30%
Institutional Class before taxes (Inception 12/30/96)	-3.57%	0.08%	N/A	1.92%
Institutional Class after taxes on distributions (Inception 12/30/96)	-7.42%	-4.15%	N/A	-2.14%
Institutional Class after taxes on distributions and sale of fund shares (Inception 12/30/96)	-2.10%	-1.80%	N/A	-0.27%

Delaware Strategic Income Fund[2] (Inception for all Classes 10/1/96)	1 year ended 7/31/02	5 year ended 7/31/02	10 year ended 7/31/02	Lifetime through 7/31/02
Class A at offer before taxes	-0.11%	-0.30%	N/A	1.40%
Class A at offer after taxes on distributions	-2.80%	-3.68%	N/A	-1.96%
Class A at offer after taxes on distributions and sale of fund shares	-0.12%	-1.86%	N/A	-0.50%
Class A at NAV before taxes	4.54%	0.62%	N/A	2.21%
Class B including CDSC before taxes	0.12%	-0.32%	N/A	1.36%
Class B including CDSC after taxes on distributions	-2.39%	-3.45%	N/A	-1.74%
Class B including CDSC after taxes on distributions and sale of fund shares	0.03%	-1.73%	N/A	-0.39%
Class B excluding CDSC before taxes	4.03%	-0.12%	N/A	1.47%
Class C including CDSC before taxes	3.05%	-0.12%	N/A	1.47%
Class C including CDSC after taxes on distributions	0.54%	-3.23%	N/A	-1.61%
Class C including CDSC after taxes on distributions and sale of fund shares	1.83%	-1.57%	N/A	-0.29%
Class C excluding CDSC before taxes	4.03%	-0.12%	N/A	1.47%
Institutional Class before taxes	5.08%	0.91%	N/A	2.50%
Institutional Class after taxes on distributions	2.14%	-2.62%	N/A	-1.00%
Institutional Class after taxes on distributions and sale of fund shares	3.06%	-0.98%	N/A	0.30%
  Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
  Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
  Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0.00% thereafter. The above figures have been calculated using this new schedule.
  Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

The yield formula described in the Statement of Additional Information will be used in calculating quotations of yield for each Class of each Fund, based on specific 30-day periods identified in advertising by the Fund. . The yields of each Class of each Fund as of July 31, 2002 using this formula (and the old Class A sales charge structure) were as follows:

Cumulative Total Return1

Delaware Corporate Bond Fund	3 months ended 7/31/02	6 months ended 7/31/02	9 months ended 7/31/02	1 year ended 7/31/02	3 years ended 7/31/02	Life of Fund
Class A at offer [2] (Inception 9/15/98)	-5.53%	-3.78%	-2.68%	-0.61%	16.15%	15.76%
Class A at NAV (Inception 9/15/98)	-1.13%	0.71%	1.83%	4.02%	21.65%	21.24%
Institutional Class (Inception 9/15/98)	-1.06%	0.84%	2.03%	4.29%	22.62%	22.44%
Class B Including CDSC[3] (Inception 9/15/98)	-5.20%	-3.55%	-2.60%	-0.64%	16.77%	16.52%
Class B Excluding CDSC (Inception 9/15/98)	-1.31%	0.34%	1.27%	3.25%	19.00%	17.94%
Class C Including CDSC (Inception 9/15/98)	-2.29%	-0.64%	0.30%	2.27%	18.99%	17.94%
Class C excluding CDSC (Inception (9/15/98)	-1.31%	0.34%	1.27%	3.24%	18.99%	17.94%

Delaware Delchester Fund	3 months ended 7/31/02	6 months ended 7/31/02	9 months ended 7/31/02	1 year ended 7/31/02	3 years ended 7/31/02	5 years ended 7/31/02	10 years ended 7/31/02	15 years ended 7/31/02	Life of Fund
Class A at offer [2,4] (Inception 8/20/70)	-13.67%	-12.15%	-9.34%	-12.17%	-38.21%	-36.83%	1.16%	66.01%	699.86%
Class A at NAV[4] (Inception 8/20/70)	-9.56%	-7.99%	-5.02%	-7.94%	-35.31%	-33.85%	6.00%	73.74%	737.45%
Institutional Class (Inception 6/1/92)	-9.50%	-8.18%	-4.84%	-7.69%	-34.78%	-32.96%	8.65%	80.19%	768.47%
Class B including CDSC[3] (Inception 5/2/94)	-12.90%	-11.78%	-8.72%	-11.61%	-37.58%	-36.64%	N/A	N/A	-15.23%
Class B excluding CDSC (Inception 5/2/94)	-9.37%	-8.29%	-5.19%	-8.28%	-36.53%	-36.05%	N/A	N/A	-15.23%
Class C including CDSC (Inception 11/29/95)	-10.26%	-9.17%	-6.07%	-9.12%	-36.53%	-36.06%	N/A	N/A	-21.52%
Class C excluding CDSC (Inception (11/29/95)	-9.37%	-8.29%	-5.19%	-8.28%	-36.53%	-36.06%	N/A	N/A	-21.52%

Delaware Extended Duration Bond Fund	3 months ended 7/31/02	6 months ended 7/31/02	9 months ended 7/31/02	1 year ended 7/31/02	3 years ended 7/31/02	Life of Fund
Class A at offer [2] (Inception 9/15/98)	-6.50%	-5.31%	-4.30%	-1.52%	16.46%	13.27%
Class A at NAV (Inception 9/15/98)	-2.05%	-0.82%	0.20%	3.16%	21.89%	18.62%
Institutional Class (Inception 9/15/98)	-1.99%	-0.70%	0.40%	3.43%	22.84%	19.74%
Class B including CDSC[3] (Inception 9/15/98)	-6.08%	-5.02%	-4.17%	-1.47%	16.96%	13.88%
Class B excluding CDSC (Inception 9/15/98)	-2.24%	-1.20%	-0.37%	2.37%	19.16%	15.25%
Class C including CDSC (Inception 9/15/98)	-3.20%	-2.16%	-1.32%	1.41%	19.16%	15.41%
Class C excluding CDSC (Inception (9/15/98)	-2.23%	-1.20%	-0.37%	2.37%	19.16%	15.41%

Delaware High-Yield Opportunities Fund	3 months ended 7/31/02	6 months ended 7/31/02	9 months ended 7/31/02	1 year ended 7/31/02	3 years ended 7/31/02	5 years ended 7/31/02	Life of Fund
Class A at offer [2] (Inception 12/30/96)	-12.29%	-10.55%	-7.17%	-8.29%	-14.61%	-5.48	4.56%
Class A at NAV (Inception 12/30/96)	-8.15%	-6.35%	-2.76%	-3.87%	-10.60%	-1.00	4.56%
Institutional Class (Inception 12/30/96)	-8.10%	-6.47%	-2.55%	-3.57%	-9.75%	0.40	11.24%
Class B including CDSC[3] (Inception 2/17/98)	-11.86%	-10.45%	-7.11%	-8.26%	-14.01%	N/A	-15.02%
Class B excluding CDSC (Inception 2/17/98)	-8.28%	-6.89%	-3.51%	-4.80%	-12.51%	N/A	-13.85%
Class C including CDSC (Inception 2/17/98)	-9.18%	-7.78%	-4.41%	-5.66%	-12.51%	N/A	-13.88%
Class C excluding CDSC (Inception (2/17/98)	-8.28%	-6.89%	-3.51%	-4.80%	-12.51%	N/A	-13.88%

Delaware Strategic Income Fund	3 months ended 7/31/02	6 months ended 7/31/02	9 months ended 7/31/02	1 year ended 7/31/02	3 years ended 7/31/02	5 years ended 7/31/02	Life of Fund
Class A at offer [2] (Inception 10/1/96)	-4.75%	-1.52%	-1.31%	-0.11%	-4.65%	-1.52%	8.45%
Class A at NAV (Inception 10/1/96)	-0.28%	3.18%	3.31%	4.54%	-0.13%	3.15%	13.58%
Institutional Class (Inception 10/1/96)	0.04%	3.32%	3.79%	5.08%	0.86%	4.64%	15.49%
Class B including CDSC[3] (Inception 10/1/96)	-4.15%	-1.20%	-1.19%	0.12%	-4.11%	-1.57%	8.21%
Class B excluding CDSC (Inception 10/1/96)	-0.21%	2.80%	2.74%	4.03%	-2.37%	-0.58%	8.90%
Class C including CDSC (Inception 10/1/96)	-1.19%	1.80%	1.75%	3.05%	-2.37%	-0.59%	8.88%
Class C excluding CDSC (Inception (10/1/96)	-0.21%	2.80%	2.74%	4.03%	-2.37%	-0.59%	8.88%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.

2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.

3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule.

4 Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

The date of this Supplement is September 16, 2002.